PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and mine development
Property, plant and equipment at beginning of period	$ 7,325,418	$ 7,003,665
Additions	944,877	987,946
Acquisitions through business combinations, property, plant and equipment	183,110
Disposals	(13,603)	(15,248)
Amortization	(793,521)	(650,945)
Property, plant and equipment at end of period	7,646,281	7,325,418
Additions of right-of-use assets for lease arrangements	41,024	9,688
Pre-commercial production revenue	45,700	59,200
Gain (loss) on disposal of property, plant and mine development	(9,451)	(14,182)
Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	2,159,413	2,008,551
Additions	76,403	204,239
Acquisitions through business combinations, property, plant and equipment	91,204
Amortization	(231,729)	(180,007)
Transfers between categories	(570)	126,630
Property, plant and equipment at end of period	2,094,721	2,159,413
Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	3,225,699	3,187,795
Additions	183,670	285,083
Acquisitions through business combinations, property, plant and equipment	91,906
Disposals	(13,603)	(15,248)
Amortization	(414,353)	(348,993)
Transfers between categories	194,247	117,062
Property, plant and equipment at end of period	3,267,566	3,225,699
Additions of right-of-use assets for lease arrangements	41,000	9,700
Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	1,940,306	1,807,319
Additions	684,804	498,624
Amortization	(147,439)	(121,945)
Transfers between categories	(193,677)	(243,692)
Property, plant and equipment at end of period	2,283,994	1,940,306
Assets under construction
Property, plant and mine development
Property, plant and equipment at beginning of period	387,600
Property, plant and equipment at end of period	579,300	387,600
Gross carrying amount
Property, plant and mine development
Property, plant and equipment at beginning of period	13,008,233
Property, plant and equipment at end of period	14,065,885	13,008,233
Gross carrying amount | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	3,680,992
Property, plant and equipment at end of period	3,833,970	3,680,992
Gross carrying amount | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	6,528,830
Property, plant and equipment at end of period	6,942,383	6,528,830
Gross carrying amount | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	2,798,411
Property, plant and equipment at end of period	3,289,532	2,798,411
Accumulated depreciation, amortization and impairment
Property, plant and mine development
Property, plant and equipment at beginning of period	(5,682,815)
Property, plant and equipment at end of period	(6,419,604)	(5,682,815)
Accumulated depreciation, amortization and impairment | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	(1,521,579)
Property, plant and equipment at end of period	(1,739,249)	(1,521,579)
Accumulated depreciation, amortization and impairment | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	(3,303,131)
Property, plant and equipment at end of period	(3,674,817)	(3,303,131)
Accumulated depreciation, amortization and impairment | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	(858,105)
Property, plant and equipment at end of period	$ (1,005,538)	$ (858,105)